Leases, Commitments and Contingencies - Other Information Related to Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 11,586
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 42,673
Weighted-average remaining lease term (in years): Operating leases	6 years 8 months 12 days
Weighted-average discount rate: Operating leases	6.50%